                        SUPPLEMENT DATED JULY 19, 2002
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                         MONY VARIABLE UNIVERSAL LIFE

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   Issued by
                    MONY Life Insurance Company of America

Effective July 19, 2002, this Supplement corrects certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Cover Page - Add the PBHG Insurance Series Fund portfolios to the list appearing on the cover page:

       PBHG Insurance Series Fund

       [_]PBHG Mid-Cap Value Portfolio

       [_]PBHG Select Value Portfolio

2. Page 4 - Replace the next to last sentence appearing in the "Portfolio Expenses" section with the following sentence:

 These charges vary by portfolio and during 2001, ranged from 0.50% to 2.12%
       per year.
3. Page 5 - Replace the Pro Forma Annual Expenses for the Year Ended December 31, 2001 reported for The Alger American Fund portfolios to include Other Expenses as follows:

                                                                      Distribution and
                                    Management Fees Other Expenses  Service (12b-1) Fees Total Expenses
                                    (After Waivers/ (After Waivers/   (After Waivers/    (After Waivers/
         Name of Portfolio          Reimbursements) Reimbursements)   Reimbursements)    Reimbursements)
         -----------------          --------------- --------------- -------------------- ---------------
The Alger American Fund
   [_] Alger American Balanced
       Portfolio...................      0.75%           0.10%              N/A               0.85%
   [_] Alger American MidCap Growth
       Portfolio...................      0.80%           0.08%              N/A               0.88%

Registration No. 333-72596                                        Form No. 14544 SL (Supp 7/19/02)
                                                                  Form No. 14552 SA (Supp 7/19/02)